OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Advances to staff for business use	¥ 119		¥ 1,249
Deposits for rental	7		3
Others	121		74
Other Assets, Current	¥ 247	$ 33	¥ 1,326